Black-Scholes option-pricing model (Details) (USD $)	Aug. 31, 2011	Apr. 30, 2010
Share purchase warrants issued as part of a private placement of common shares	10,000,000	2,500,000
warrant exercisable price per share	$ 0.10	$ 0.10
Fair value of the warrants	$ 229,254	$ 71,999
Market price of per share on the grant date	$ 0.065	$ 0.125
volatility rate	169.66%	146.80%
Useful life in years	3	3